Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [Abstract]
Schedule of Due to a Related Party	Due to a related party consists of the following:
		As of December 31,
Name	Related party relationship	2022	2023
		USD	USD
Qiaoling Lu	CEO and controlling shareholder of the Company	$4,709	$344,235
Total due to a related party		$4,709	$344,235